UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549
                                     Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ending: June 30, 2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:            Mountain Pacific Investment Advisers, Inc.
     Address:         877 Main St., Suite 704
                      Boise, ID  83702
     13F File Number:  28-07234

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Rod MacKinnon
Title:   Secretary/Treasurer
Phone:   208-336-1422
Signature,              Place,                   and Date of Signing:
Roderick MacKinnon      Boise, Idaho             July 23, 2009

Report Type (Check only one.):      [x]    13F Holding Report
                                    [ ]    13F Notice
                                    [ ]    13F Combination Report
List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     100
Form 13F Information Table Value Total:     364469
List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      542  9013.00 SH       SOLE                  9013.00
Abbott Laboratories            COM              002824100     2566 54553.00 SH       SOLE                 54553.00
Alliance Data Sys Corp         COM              018581108     7882 191350.00SH       SOLE                191350.00
Ametek Inc                     COM              031100100    12655 365960.00SH       SOLE                365960.00
Amphenol Corp Cl A             COM              032095101     8067 254975.00SH       SOLE                254975.00
Aptargroup Inc                 COM              038336103    12370 366312.00SH       SOLE                366312.00
BP plc - Sponsored ADR         COM              055622104      315  6605.00 SH       SOLE                  6605.00
Baldor Electric                COM              057741100     3129 131526.00SH       SOLE                131526.00
Bank Of America Corp           COM              060505104      261 19804.00 SH       SOLE                 19804.00
Baxter International Inc       COM              071813109     1288 24319.00 SH       SOLE                 24319.00
Beckman Coulter Inc            COM              075811109     9848 172350.00SH       SOLE                172350.00
Becton, Dickinson & Co         COM              075887109     1683 23600.00 SH       SOLE                 23600.00
Bed Bath & Beyond Inc          COM              075896100     5822 189327.00SH       SOLE                189327.00
C R Bard                       COM              067383109    12107 162625.00SH       SOLE                162625.00
C.H. Robinson Worldwide        COM              12541w209    10167 194950.00SH       SOLE                194950.00
Capital One Financial Corp     COM              14040H105      824 37639.00 SH       SOLE                 37639.00
Charles River Labs             COM              159864107     2995 88750.00 SH       SOLE                 88750.00
Chevron Texaco Corp            COM              166764100     1511 22808.00 SH       SOLE                 22808.00
Cisco Systems Inc              COM              17275R102      387 20742.00 SH       SOLE                 20742.00
Citigroup Inc                  COM              172967101       51 17034.00 SH       SOLE                 17034.00
City National Corp             COM              178566105     3571 96950.00 SH       SOLE                 96950.00
Colgate-Palmolive Co           COM              194162103      428  6050.00 SH       SOLE                  6050.00
Composite Tech Corp            COM              20461S108        9 28500.00 SH       SOLE                 28500.00
Costco Wholesale Corp          COM              22160K105     1717 37515.00 SH       SOLE                 37515.00
Covidien PLC                   COM              0B3QN1M21      908 24250.00 SH       SOLE                 24250.00
Danaher Corp                   COM              235851102    15407 249548.00SH       SOLE                249548.00
Dentsply International Inc     COM              249030107     8460 276730.00SH       SOLE                276730.00
Donaldson Co                   COM              257651109    14697 424270.00SH       SOLE                424270.00
Dun & Bradstreet Corp          COM              26483E100     9709 119550.00SH       SOLE                119550.00
Ecolab Inc                     COM              278865100     5737 147150.00SH       SOLE                147150.00
Edwards Lifesciences           COM              28176E108     7344 107950.00SH       SOLE                107950.00
Equifax Inc                    COM              294429105     7983 305865.00SH       SOLE                305865.00
Exxon Mobil Corp               COM              30231G102     3193 45666.00 SH       SOLE                 45666.00
Fastenal Co.                   COM              311900104     3377 101800.00SH       SOLE                101800.00
Fidelity National Information  COM              31620M106     6320 316610.00SH       SOLE                316610.00
Fifth Third Bancorp            COM              316773100      193 27192.00 SH       SOLE                 27192.00
Financial Select Sector SPDR   COM              81369Y605      411 34425.00 SH       SOLE                 34425.00
Fiserv, Inc                    COM              337738108    15164 331746.00SH       SOLE                331746.00
General Electric Co            COM              369604103     1776 151499.00SH       SOLE                151499.00
Global Payments Inc.           COM              37940X102     7963 212580.00SH       SOLE                212580.00
Henry Schein Inc               COM              806407102     7611 158725.00SH       SOLE                158725.00
Honeywell Intn'l Inc           COM              438516106      404 12873.00 SH       SOLE                 12873.00
Hospira Inc                    COM              441060100     9029 234395.00SH       SOLE                234395.00
ITT Corporation                COM              450911102     9356 210245.00SH       SOLE                210245.00
Idex Corp                      COM              45167R104    10991 447334.00SH       SOLE                447334.00
Int'l Business Machines        COM              459200101     1508 14439.00 SH       SOLE                 14439.00
Intel Corp                     COM              458140100      320 19365.54 SH       SOLE                 19365.54
Interline Brands Inc           COM              458743101      914 66800.00 SH       SOLE                 66800.00
Inventiv Health Inc            COM              46122E105      238 17590.00 SH       SOLE                 17590.00
J P Morgan Chase & Co          COM              46625H100      469 13753.00 SH       SOLE                 13753.00
Johnson & Johnson              COM              478160104     1684 29653.00 SH       SOLE                 29653.00
Landstar System Inc            COM              515098101     1819 50560.00 SH       SOLE                 50560.00
Lender Processing Services     COM              52602e102     5271 189805.00SH       SOLE                189805.00
M & T Bank Corp                COM              55261F104     3897 76525.00 SH       SOLE                 76525.00
MSC Industrial Direct Co Cl A  COM              553530106     7764 218840.00SH       SOLE                218840.00
Macquarie Power Income Fund    COM              556084101       76 13000.00 SH       SOLE                 13000.00
Marshall & Ilsley Corp New     COM              571837103      489 101899.00SH       SOLE                101899.00
McDonald's Corp                COM              580135101      243  4220.00 SH       SOLE                  4220.00
Merck & Co                     COM              589331107      660 23612.00 SH       SOLE                 23612.00
Metavante Technologies         COM              591407101     4959 191773.99SH       SOLE                191773.99
Micron Technology              COM              595112103      147 29042.00 SH       SOLE                 29042.00
Microsoft Corp                 COM              594918104      332 13954.00 SH       SOLE                 13954.00
Mylan Laboratories             COM              628530107      151 11550.00 SH       SOLE                 11550.00
New York Community Bancorp     COM              649445103      119 11100.00 SH       SOLE                 11100.00
Oracle Corp                    COM              68389X105      221 10310.00 SH       SOLE                 10310.00
PNC Financial Serv. Group      COM              693475105     2223 57273.00 SH       SOLE                 57273.00
Pactiv Corp                    COM              695257105     2657 122437.00SH       SOLE                122437.00
Pentair Inc                    COM              709631105     1635 63800.00 SH       SOLE                 63800.00
PepsiCo, Inc                   COM              713448108      476  8654.00 SH       SOLE                  8654.00
Peyto Energy Trust             COM              717045108       93 11500.00 SH       SOLE                 11500.00
Pfizer Inc                     COM              717081103      269 17965.00 SH       SOLE                 17965.00
Pharmaceutical Product Devel   COM              717124101     3469 149400.00SH       SOLE                149400.00
Proctor & Gamble Co            COM              742718109      642 12566.00 SH       SOLE                 12566.00
Quest Diagnostics Inc          COM              74834L100    12773 226350.00SH       SOLE                226350.00
Robert Half Int'l Inc          COM              770323103     3054 129300.00SH       SOLE                129300.00
Rockwell Collins, Inc          COM              774341101     8116 194485.00SH       SOLE                194485.00
Roper Industries Inc           COM              776696106      628 13850.00 SH       SOLE                 13850.00
Royal Dutch Shell PLC-ADR A    COM              780259206      298  5940.00 SH       SOLE                  5940.00
Sealed Air Corp                COM              81211K100     5230 283487.00SH       SOLE                283487.00
Solera Holdings Inc            COM              83421A104      531 20900.00 SH       SOLE                 20900.00
Teleflex Inc                   COM              879369106     4692 104660.00SH       SOLE                104660.00
Texas Instruments              COM              882508104      339 15925.00 SH       SOLE                 15925.00
Thermo Fisher Scientific Inc   COM              883556102     8142 199700.00SH       SOLE                199700.00
U.S. Bancorp                   COM              902973304     2986 166653.86SH       SOLE                166653.86
United Parcel Srvc Cl B        COM              911312106      661 13225.00 SH       SOLE                 13225.00
United Technologies Corp       COM              913017109     2800 53895.00 SH       SOLE                 53895.00
Varian Medical Systems         COM              92220P105     1775 50500.00 SH       SOLE                 50500.00
W R Berkley Corp               COM              084423102      646 30100.00 SH       SOLE                 30100.00
Wal-Mart Stores                COM              931142103      228  4712.00 SH       SOLE                  4712.00
Waters Corp                    COM              941848103     5572 108250.00SH       SOLE                108250.00
Wells Fargo & Co.              COM              949746101     2640 108824.00SH       SOLE                108824.00
Westamerica Bancorp            COM              957090103     4668 94100.00 SH       SOLE                 94100.00
Western Union Co               COM              959802109     6285 383259.00SH       SOLE                383259.00
Zions Bancorporation           COM              989701107     1554 134430.00SH       SOLE                134430.00
Franklin Oregon Tax Free Incom COM              354723785      287 25262.1070SH      SOLE               25262.1070
Harbor International Fd Ins    COM              411511306      292 6759.5610SH       SOLE                6759.5610
Perkins Mid Cap Value Fund Inv COM              471023598      303 18444.6420SH      SOLE               18444.6420
SPDR Trust Series 1            COM              78462F103      225 2445.0000SH       SOLE                2445.0000
UMB Scout Intl Fund            COM              904199403      256 11053.1370SH      SOLE               11053.1370
Vanguard 500 Index Fund        COM              922908108      518 6109.9900SH       SOLE                6109.9900